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                    [Van Kampen Investments Inc. Letterhead]

                                                                         497(j)



                                                               January 5, 2010



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re: Van Kampen Retirement Strategy Trust -- Rule 497(j) Filing (File Nos. 333-149499 and 811-22188)

Ladies and Gentlemen:

      Van Kampen Retirement Strategy Trust filed via EDGAR on December 22, 2009 a copy of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Prospectus has been filed under separate cover.

      Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 296-6982 or Charles B. Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Edward Meehan
                                                -------------------------
                                                Edward Meehan
                                                Assistant Secretary